Trade Payables and Other Current Liabilities - Additional Information) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Other payables average term	6 months
Accounting payables related to confirming program	€ 20,514	€ 20,695
Bottom of Range
Disclosure of financial liabilities [line items]
Trade payables settlement term	60 days
Top of Range
Disclosure of financial liabilities [line items]
Trade payables settlement term	90 days